Related Party Balances and Transactions - Schedule of Key Management Personnel Compensation (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Schedule of Key Management Personnel Compensation [Abstract]
Salaries	RM 2,344,014	$ 577,913	RM 1,407,150	RM 200,000
Contribution to social security contribution plan	937	231	29,959	9,886
Total	RM 2,344,951	$ 578,144	RM 1,437,109	RM 209,886